UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment(Check only one.):  [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                   Salem, MA              5/13/99
[Signature]                      [City, State]            [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 56

Form 13F Information Table Value Total: $ 162,095
                                        (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None


























Name of Issuer      Title     CUSIP        Value       Shares      Invsmnt Discret  Other          Voting Authority
                    Of Class               (x1000)                  Sole    Shared  Mgrs       Sole      Shared      None

Amazon Com          COM     023135106       2,365      13,735      13,735                     13,735
America Online      COM     02364J104      11,120      75,649      75,649                     75,649
American Home Pr    COM     026609107         204       3,122       3,122                      3,122
American Intl Gr    COM     026874107       4,606      38,183      38,183                     38,183
Ascend Comm.        COM     043491109       1,313      15,689      15,689                     15,689
At Home             Ser A   045919107       3,645      23,145      23,145                     23,145
Bank of New York    COM     064057102       2,582      71,836      71,836                     71,836
Bellsouth Corp.     COM     079860102         240       5,996       5,996                      5,996
Berk Hath Cl B      CL B    084670207       3,957       1,683       1,683                      1,683
Bristol-Myers Sq    COM     110122108       2,095      32,678      32,678                     32,678
Broadcom Corp CL    CL A    111320107       1,218      19,760      19,760                     19,760
Broadvision Inc     COM     111412102         321       5,365       5,365                      5,365
Capital One Fin.    COM     14040H105       7,063      46,777      46,777                     46,777
Carnival Corp       COM     143658102         486      10,000      10,000                     10,000
Cisco Systems       COM     17275R102      13,031     118,939     118,939                    118,939
Clorox Company      COM     189054109       1,501      12,805      12,805                     12,805
Coca Cola           COM     191216100         633      10,318      10,318                     10,318
CVS Corp.           COM     126650100       2,272      47,835      47,835                     47,835
Dell Computer       COM     247025109       3,932      96,200      96,200                     96,200
Disney              COM     254687106       2,789      89,619      89,619                     89,619
El Paso Ntrl Gas    COM     283905107         388      11,882      11,882                     11,882
Elan Corp ADS       ADR     284131208         254       3,635       3,635                      3,635
EMC Corp            COM     268648102       3,725      29,158      29,158                     29,158
General Electric    COM     369604103       1,742      15,751      15,751                     15,751
Gillette            COM     375766102         625      10,510      10,510                     10,510
Intel Corp          COM     458140100       5,998      50,458      50,458                     50,458
Johnson & Johnso    COM     478160104       3,252      34,780      34,780                     34,780
Lauder Estee Cos IncCL A    518439104       1,032      10,925      10,925                     10,925
Legato Systems I    COM     524651106         334       6,475       6,475                      6,475
Lilly, Eli & Co     COM     532457108       3,861      45,488      45,488                     45,488
Lucent Technolog    COM     549463107       1,980      18,334      18,334                     18,334
MBNA Corp           COM     55262L100         455      19,072      19,072                     19,072
McDonalds           COM     580135101       1,322      29,166      29,166                     29,166
MCI Worldcom Inc    COM     55268B106       4,902      55,353      55,353                     55,353
McKesson Corp.      COM     581557105       1,764      26,720      26,720                     26,720
Mediaone Group      COM     58440J104       3,463      54,582      54,582                     54,582
Medimune Inc        COM     584699102       1,364      23,038      23,038                     23,038
Medtronic Inc.      COM     585055106       3,784      52,645      52,645                     52,645
Meyer Fred Inc.     COM     592907109         847      14,390      14,390                     14,390
Microsoft           COM     594918104      10,880     121,397     121,397                    121,397
Pfizer              COM     717081103       2,879      20,750      20,750                     20,750
Providian Finl C    COM     74406A102       1,289      11,722      11,722                     11,722
Qlogic CP           COM     747277101       2,182      32,508      32,508                     32,508
Qwest Communicat    COM     749121109       2,397      33,245      33,245                     33,245
S & P Dpstry Rpt    Unit Ser78462F103       1,722      13,410      13,410                     13,410
Safeway Inc         COM     786514208       3,016      58,778      58,778                     58,778
Schering Plough     COM     806605101         644      11,660      11,660                     11,660
Schwab Charles Corp COM     808513105         913       9,494       9,494                      9,494
State Street Corp   COM     857477103       3,012      36,624      36,624                     36,624
Sun Microsystems    COM     866810104      10,848      86,743      86,743                     86,743
Terayon Comm        COM     880775101       2,120      53,007      53,007                     53,007
TMP Worldwide In    COM     872941109       3,485      53,778      53,778                     53,778
Tyco Labs           COM     902124106       3,371      46,980      46,980                     46,980
Vitesse Semi. Co    COM     928497106       1,914      37,809      37,809                     37,809
Warner-Lambert C    COM     934488107       3,799      57,344      57,344                     57,344
Yahoo! Inc          COM     984332106       1,159       6,884       6,884                      6,884

Column Totals                             162,095   1,943,829   1,943,829                  1,943,829